FAIR VALUE OPTION - Schedule of Realized and Net Change in Unrealized Gains Losses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized Gains / (Losses)	$ 55,310	$ 72,493	$ 87,823	$ 75,695
Net Change in Unrealized Gains / (Losses)	$ 48,195	$ (63,003)	$ 18,133	$ 43,670
Galaxy Digital Holdings, LP
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized Gains / (Losses)					$ 83,441	$ (833)	$ 48,501
Net Change in Unrealized Gains / (Losses)					$ 130,980	$ 88,757	$ (320,050)